CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Kingsoft USD ($)	Dec. 31, 2014 Kingsoft CNY	Dec. 31, 2013 Kingsoft CNY	Dec. 31, 2012 Kingsoft CNY
Net cash provided (used) by operating activities	$ 58,255	361,442	198,181	45,788	$ (101,460)	(629,518)	1,335	392
Net cash used in investing activities	(189,423)	(1,175,295)	(100,787)	(51,238)	(83,181)	(516,106)	(57,070)	(46,361)
Net Cash Provided by financing activities	222,558	1,380,889	304,272	628	226,293	1,404,056	321,965	628
Effect of exchange rate changes on cash	(691)	(4,287)	(5,506)	(151)	(1,068)	(6,626)	(5,504)	(209)
Net increase (decrease) in cash	90,699	562,749	396,160	(4,973)	40,584	251,806	260,726	(45,550)
Cash and cash equivalents at beginning of year	85,507	530,536	134,376	139,349	45,544	282,584	21,858	67,408
Cash and cash equivalents at end of year	$ 176,206	1,093,285	530,536	134,376	$ 86,128	534,390	282,584	21,858